Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Transfers into Level 3	¥ 72,155	¥ 39,417
Transfers out of Level 3	(2,297)	(6,634)
At fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1,403,049	1,225,315
Total gains (losses), Included in profit or loss	32,760	(900)
Total gains (losses), Included in other comprehensive income	49,055	30,836
Purchases	298,161	319,928
Sales	(188,383)	(67,965)
Issuances	(14,100)	(26,075)
Settlement	(121,841)	(110,873)
Transfers into Level 3	72,155	39,417
Transfers out of Level 3	(2,297)	(6,634)
Ending balance	1,528,559	1,403,049
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	37,713	1,134
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(129,678)	(125,042)
Total gains (losses), Included in profit or loss	4,123	1,298
Total gains (losses), Included in other comprehensive income	140	1,248
Issuances	(14,100)	(26,075)
Settlement	17,838	18,893
Ending balance	(121,677)	(129,678)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	4,145	3,129
At fair value [member] | Level 3 [member] | Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	41,380
Total gains (losses), Included in profit or loss	867	500
Purchases		1,558
Sales	(42,247)
Transfers into Level 3		39,322
Ending balance		41,380
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance		500
At fair value [member] | Level 3 [member] | Trading assets [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	41,380
Total gains (losses), Included in profit or loss	867	500
Purchases		1,558
Sales	(42,247)
Transfers into Level 3		39,322
Ending balance		41,380
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance		500
At fair value [member] | Level 3 [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(2,484)	117
Total gains (losses), Included in profit or loss	(4,996)	(2,091)
Purchases	5,295	8,301
Sales	(5,571)	(8,811)
Ending balance	(7,756)	(2,484)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(2,552)	466
At fair value [member] | Level 3 [member] | Derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(4,173)	(2,656)
Total gains (losses), Included in profit or loss	(6,413)	(3,067)
Purchases	4,092	1,802
Sales	(1,204)	(252)
Ending balance	(7,698)	(4,173)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(3,555)	(1,510)
At fair value [member] | Level 3 [member] | Derivatives [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(1,891)	(923)
Total gains (losses), Included in profit or loss	172	(968)
Ending balance	(1,719)	(1,891)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(58)	(887)
At fair value [member] | Level 3 [member] | Derivatives [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	3,379	3,382
Total gains (losses), Included in profit or loss	1,368	2,057
Purchases	1,203	6,499
Sales	(4,367)	(8,559)
Ending balance	1,583	3,379
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	1,181	2,947
At fair value [member] | Level 3 [member] | Derivatives [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	201	314
Total gains (losses), Included in profit or loss	(123)	(113)
Ending balance	78	201
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(120)	(84)
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	929,266	819,144
Total gains (losses), Included in profit or loss	14,258	(11,106)
Total gains (losses), Included in other comprehensive income	233	(42)
Purchases	278,694	305,346
Sales	(134,176)	(51,839)
Settlement	(138,986)	(129,348)
Transfers out of Level 3	(2,136)	(2,889)
Ending balance	947,153	929,266
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	18,340	(11,550)
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	849,122	739,914
Total gains (losses), Included in profit or loss	20,518	(7,237)
Total gains (losses), Included in other comprehensive income	233	(42)
Purchases	261,181	291,778
Sales	(132,211)	(48,335)
Settlement	(133,122)	(124,379)
Transfers out of Level 3	(886)	(2,577)
Ending balance	864,835	849,122
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	26,022	(5,321)
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	80,144	79,230
Total gains (losses), Included in profit or loss	(6,260)	(3,869)
Purchases	17,513	13,568
Sales	(1,965)	(3,504)
Settlement	(5,864)	(4,969)
Transfers out of Level 3	(1,250)	(312)
Ending balance	82,318	80,144
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(7,682)	(6,229)
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	550,448	525,869
Total gains (losses), Included in other comprehensive income	48,682	29,630
Purchases	14,172	4,723
Sales	(6,389)	(7,315)
Settlement	(693)	(418)
Transfers into Level 3	72,155	95
Transfers out of Level 3		(2,136)
Ending balance	678,375	550,448
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	550,448	525,869
Total gains (losses), Included in other comprehensive income	48,682	29,630
Purchases	14,172	4,723
Sales	(6,389)	(7,315)
Settlement	(693)	(418)
Transfers into Level 3	72,155	95
Transfers out of Level 3		(2,136)
Ending balance	678,375	550,448
At fair value [member] | Level 3 [member] | Others-liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	14,117	5,227
Total gains (losses), Included in profit or loss	18,508	10,499
Transfers out of Level 3	(161)	(1,609)
Ending balance	32,464	14,117
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	¥ 17,780	¥ 8,589